Intangible Assets, Net - Summary of Amortization Expenses of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Goodwill And Intangible Assets Disclosure [Abstract]
2019	¥ 717
2020	553
2021	99
Intangible assets, net	¥ 1,369	$ 199	¥ 1,552